PENN SERIES FUNDS, INC.

Supplement dated May 28, 2025

to the Prospectus dated May 1, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Flexibly Managed Fund

Effective June 30, 2025 (the “Effective Date”), Vivek Rajeswaran, Michael Signore and Brian Solomon will join David Giroux as co-portfolio managers of the Flexibly Managed Fund (the “Fund”).

As a result of the foregoing, as of the Effective Date, the information in the Prospectus under the heading entitled “Portfolio Manager” in the Fund’s “Fund Summary” section is replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

David Giroux, CFA, a Vice President of T. Rowe Price Investment Management, Inc., has served as portfolio manager of the Fund since 2006.

Vivek Rajeswaran, Portfolio Manager of T. Rowe Price Investment Management, Inc., has served as portfolio manager of the Fund since June 2025.

Michael Signore, Portfolio Manager of T. Rowe Price Investment Management, Inc., has served as portfolio manager of the Fund since June 2025.

Brian Solomon, Portfolio Manager of T. Rowe Price Investment Management, Inc., has served as portfolio manager of the Fund since June 2025.

In addition, as of the Effective Date, the following disclosures are added after the second paragraph under the heading “Management – Investment Adviser – T. Rowe Price Associates, Inc.” in the Fund’s Prospectus:

Vivek Rajeswaran is co-portfolio manager of the Flexibly Managed Fund. Mr. Rajeswaran has 12 years of investment experience and has been with T. Rowe Price since 2012, serving as a central research analyst and a Capital Appreciation team analyst.

Michael Signore is co-portfolio manager of the Flexibly Managed Fund. Mr. Signore has 12 years of investment experience and has been with T. Rowe Price since 2015. Prior to joining T. Rowe Price, Mr. Signore was employed by Bank of America, Merrill Lynch and William Blair & Company.

Brian Solomon is co-portfolio manager of the Flexibly Managed Fund. Mr. Solomon has 10 years of investment experience and has been with T. Rowe Price since 2015, serving as a central research analyst and a Capital Appreciation team analyst.

The changes described above will not result in any change to the investment process for the Fund or to the other disclosures concerning the Fund, including fees, expenses, investment objective, strategies and risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9163 05/25

PENN SERIES FUNDS, INC.

Supplement dated May 28, 2025

to the Statement of Additional Information (“SAI”)

dated May 1, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Flexibly Managed Fund

Effective June 30, 2025 (the “Effective Date”), Vivek Rajeswaran, Michael Signore and Brian Solomon will join David Giroux as co-portfolio managers of the Flexibly Managed Fund (the “Fund”).

As a result of the foregoing, as of the Effective Date, the sentence in the paragraph entitled “Fund Shares Owned by Portfolio Managers” under the section “General Information – Portfolio Managers – T. Rowe Price Associates, Inc.” is hereby deleted and replaced with the following:

Messrs. Giroux and Stillwagon did not beneficially own any shares of the Funds as of December 31, 2024. Messrs. Rajeswaran, Signore and Solomon did not beneficially own any shares of the Funds as of March 31, 2025.

Additionally, the following is added to the “Other Accounts” chart in the same section of the SAI:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Vivek Rajeswaran*	0	$0	0	$0	0	$0
Michael Signore*	0	$0	0	$0	0	$0
Brian Solomon*	1	$26.5	0	$0	0	$0

*	The information is provided as of March 31, 2025.

The changes described above will not result in any change to the investment process for the Fund or to the other disclosures concerning the Fund, including fees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9164 05/25